                                 ANNUAL REPORT


                                [HARTFORD LOGO]

                                    HARTFORD
                                    LEADERS

                    suite of tax-deferred variable annuities


                        Hartford Life Insurance Company
                   Hartford Life & Annuity Insurance Company
                               December 31, 2001

------------------------------------------------------------
NOT FDIC/NCUA INSURED    MAY LOSE VALUE    NO BANK GUARANTEE
------------------------------------------------------------ [NO FDIC] [NO BANK]
NOT A DEPOSIT   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
------------------------------------------------------------

--------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS
 DECEMBER 31, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                           MARKET
 AMOUNT                                             VALUE
---------                                         ----------
COMMERCIAL PAPER -- 65.9%
$ 20,000    Abbey National North America
             1.92% due 02/12/02................   $   19,955
  30,000    Abbey National North America
             2.39% due 02/05/02................       29,930
  20,000    American Express Credit Corp.
             2.35% due 01/28/02................       19,965
  15,000    American Express Credit Corp.
             2.96% due 04/22/02................       14,863
  17,500    Anheuser-Busch Cos., Inc.
             3.56% due 05/06/02................       17,284
  19,000    Anheuser-Busch Cos., Inc.
             3.68% due 04/03/02................       18,821
  20,000    Bradford & Bingley Building PLC
             1.88% due 03/04/02................       19,935
  20,000    Bradford & Bingley Building PLC
             2.08% due 01/28/02................       19,969
  50,000    Coca-Cola Co. (The)
             1.81% due 03/04/02................       49,844
  50,000    Federal Home Loan Bank
             1.99% due 01/30/02................       49,920
  35,000    Federal National Mortgage
             Association
             1.83% due 05/02/02................       34,785
  15,000    Federal National Mortgage
             Association
             3.74% due 03/22/02................       14,875
  31,000    Freddie Mac
             3.67% due 03/15/02................       30,769
   9,000    Freddie Mac
             3.68% due 03/28/02................        8,921
  10,000    Freddie Mac
             3.75% due 03/27/02................        9,911
  50,000    Gannett Co., Inc.
             1.97% due 01/09/02................       49,981
  10,000    General Electric Capital Corp.
             2.02% due 02/06/02................        9,980
  25,000    General Electric Capital Corp.
             2.05% due 03/25/02................       24,882
  15,000    General Electric Capital Corp.
             2.96% due 04/10/02................       14,878
  30,000    Gillette Co. (The)
             2.05% due 01/29/02................       29,952
  20,000    Gillette Co. (The)
             2.96% due 03/13/02................       19,883
  15,000    Goldman Sachs Group, Inc. (The)
             1.85% due 04/08/02................       14,925
  35,000    Heinz (HJ) Finance PLC
             2.45% due 02/01/02................       34,926
  15,000    KFW International Finance, Inc.
             2.80% due 03/07/02................       14,924
  20,000    KFW International Finance, Inc.
             3.68% due 04/05/02................       19,808
  30,000    Lehman Brothers Holdings, Inc.
             2.01% due 08/21/02................       29,611
  37,300    Merck & Co., Inc.
             1.76% due 01/14/02................       37,276
   6,890    Monsanto Co.
             2.10% due 03/28/02................        6,855
  35,700    Monsanto Co.
             2.10% due 04/03/02................       35,508

PRINCIPAL                                           MARKET
 AMOUNT                                             VALUE
---------                                         ----------
$ 20,000    Morgan Stanley Dean Witter & Co.
             2.03% due 01/15/02................   $   19,984
  30,000    Nationwide Building Society
             1.77% due 03/19/02................       29,886
  15,000    Nordea North America, Inc.
             2.01% due 02/26/02................       14,953
  35,000    Nordea North America, Inc.
             2.76% due 03/19/02................       34,793
  30,000    Pfizer, Inc.
             2.05% due 01/23/02................       29,962
  10,000    Procter & Gamble Co. (The)
             1.74% due 03/27/02................        9,959
  40,000    Procter & Gamble Co. (The)
             1.98% due 03/14/02................       39,842
  25,000    Salomon Smith Barney Holdings
             1.77% due 01/02/02................       24,999
  35,000    SBC Communications, Inc.
             1.82% due 04/09/02................       34,827
  40,000    State Street Corp.
             1.77% due 01/02/02................       39,998
  14,000    Svenska Handelsbanken, Inc.
             2.42% due 03/06/02................       13,940
  22,000    Svenska Handelsbanken, Inc.
             3.35% due 03/08/02................       21,865
  35,000    Swedbank
             3.49% due 04/29/02................       34,600
  35,000    Toronto-Dominion Holdings Corp.
             3.65% due 04/11/02................       34,645
  10,000    Toyota Motor Credit Corp.
             2.02% due 01/11/02................        9,994
  30,000    UBS Finance (Delaware), Inc.
             1.86% due 06/06/02................       29,758
  15,000    United Technologies Corp.
             2.50% due 04/22/02................       14,884
  35,000    United Technologies Corp.
             2.85% due 03/22/02................       34,778
  15,000    Verizon Global Funding
             2.30% due 01/07/02................       14,994
  35,000    Verizon Global Funding
             2.50% due 04/30/02................       34,711
  25,000    Walt Disney Co. (The)
             3.57% due 03/08/02................       24,836
  18,000    Washington Post Co.
             1.78% due 04/02/02................       17,919
  32,000    Washington Post Co.
             1.87% due 02/13/02................       31,926
  30,000    Westpac Capitol Corp.
             3.70% due 04/05/02................       29,710
                                                  ----------
            Total commercial paper.............   $1,330,899
                                                  ==========
CORPORATE NOTES -- 21.9%
$ 13,000    Bank of America Corp.
             2.166% due 02/11/02...............       13,002
   5,500    Bank One Corp.
             2.581% due 01/07/02...............        5,500
  @5,000    Cargill, Inc.
             2.49% due 01/22/02................        5,000
 @11,000    Cargill, Inc.
             2.57% due 01/14/02................       11,001

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                           MARKET
 AMOUNT                                             VALUE
---------                                         ----------
CORPORATE NOTES -- (CONTINUED)
$ 30,000    Caterpillar Financial Services,
             Inc.
             2.276% due 02/28/02...............   $   30,009
  10,000    Chase Manhattan Corp.
             2.48% due 01/29/02................       10,002
  14,200    Chase Manhattan Corp.
             2.486% due 04/23/02...............       14,208
  19,000    Citicorp
             2.50% due 02/21/02................       19,010
  20,000    Deere (John) Capital Corp.
             2.38% due 01/14/02................       19,999
  13,500    Fleet National Bank
             2.09% due 03/06/02................       13,503
  11,000    Fleet National Bank
             2.355% due 02/01/02...............       11,002
  16,000    General Motors Acceptance Corp.
             2.53% due 01/15/02................       16,000
  15,000    Goldman Sachs Group, Inc. (The)
             1.943% due 03/21/02...............       15,000
  19,500    Hewlett-Packard Co.
             2.556% due 10/15/02...............       19,500
 @30,000    Honda Motor Corp.
             2.115% due 02/08/02...............       30,000
 @20,000    Honda Motor Corp.
             2.511% due 10/09/02...............       20,000
  11,500    Merrill Lynch & Co., Inc.
             2.36% due 01/28/02................       11,501
  27,000    Merrill Lynch & Co., Inc.
             2.52% due 10/21/02................       27,048
  10,000    Morgan (J.P.) Chase & Co., Inc.
             1.92% due 01/08/02................        9,996
   9,000    Morgan (J.P.) Chase & Co., Inc.
             2.51% due 01/28/02................        9,002
  30,000    PNC Bank N.A.
             2.415% due 01/24/02...............       30,003
   3,000    Salomon Smith Barney Holdings
             2.493% due 07/24/02...............        3,003
  10,000    Texeco, Inc.
             2.003% due 09/09/02...............       10,000
  40,000    Toyota Motor Credit Corp.
             2.43% due 10/11/02................       39,994
  40,000    Unilever Capital Corp.
             2.473% due 10/24/02...............       40,046
   9,000    Wells Fargo & Co.
             2.43% due 04/26/02................        9,005
                                                  ----------
            Total corporate notes..............   $  442,334
                                                  ==========

PRINCIPAL                                           MARKET
 AMOUNT                                             VALUE
---------                                         ----------
REPURCHASE AGREEMENT -- 12.4%
$250,310    Joint Repurchase Agreement (See
             Note 2(d))
             1.635% due 01/02/02...............   $  250,310
                                                  ----------
            Total repurchase agreement.........   $  250,310
                                                  ==========

DIVERSIFICATION OF NET ASSETS:
Total commercial paper (cost
  $1,330,899).........................    65.9%  $1,330,899
Total corporate notes (cost
  $442,334)...........................    21.9      442,334
Total repurchase agreements (cost
  $250,310)...........................    12.4      250,310
                                         -----   ----------
Total investment in securities (total
  cost $2,023,543)....................   100.2    2,023,543
Cash, receivables and other assets....     0.3        6,838
Payable for Fund shares redeemed......    (0.4)      (7,710)
Dividends payable.....................    (0.1)      (2,997)
Other liabilities.....................    (0.0)         (25)
                                         -----   ----------
Net assets............................   100.0%  $2,019,649
                                         =====   ==========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
  4,000,000 shares authorized; 2,019,649
  shares outstanding..........................   $  201,965
Capital surplus...............................    1,817,684
                                                 ----------
Net assets....................................   $2,019,649
                                                 ==========
Class IA
  Shares of benefical interest outstanding,
    $0.10 par value 3,000,000 shares
    authorized (Net assets $1,867,520)........    1,867,520
                                                 ==========
  Net asset value.............................        $1.00
                                                      =====
Class IB
  Shares of benefical interest outstanding,
    $0.10 par value 1,000,000 shares
    authorized (Net assets $152,129)..........      152,129
                                                    =======
  Net asset value.............................        $1.00
                                                      =====

 @ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the market value of these securities amounted to $66,001 or 3.3% of net assets.

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                     HARTFORD
                                                                   MONEY MARKET
                                                                  HLS FUND, INC.
                                                                  --------------
INVESTMENT INCOME:
  Interest..................................................        $  68,445
                                                                    ---------
     Total investment income, net...........................           68,445
                                                                    ---------
EXPENSES:
  Investment advisory fees..................................            4,213
  Administrative services fees..............................            3,370
  Accounting services.......................................              337
  Custodian fees, gross.....................................               36
  Board of Directors fees...................................                6
  Distribution fees -- Class IB.............................              253
  Other expenses............................................              123
                                                                    ---------
     Total expenses (before waivers and offsets)............            8,338
  Custodian fees offset.....................................               33
  Distribution fees -- Class IB waived......................               71
                                                                    ---------
     Total expenses, net....................................            8,234
                                                                    ---------
  Net investment income.....................................           60,211
                                                                    ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on security transactions................               21
                                                                    ---------
  Net realized gain on investments..........................               21
                                                                    ---------
  Net increase in net assets resulting from operations......        $  60,232
                                                                    =========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 2001         2000
                                                              ----------   ----------
OPERATIONS:
  Net investment income.....................................  $   60,211   $   67,800
  Net realized gain (loss) on investments...................          21          (33)
                                                              ----------   ----------
  Net increase in net assets resulting from operations......      60,232       67,767
                                                              ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................     (57,052)     (66,782)
    Class IB................................................      (3,180)        (985)
                                                              ----------   ----------
    Total distributions.....................................     (60,232)     (67,767)
                                                              ----------   ----------
CAPITAL SHARE TRANSACTIONS:
    Class IA................................................     625,245      (15,161)
    Class IB................................................     115,859       27,466
                                                              ----------   ----------
  Net increase from capital share transactions..............     741,104       12,305
                                                              ----------   ----------
  Net increase in net assets................................     741,104       12,305
NET ASSETS:
  Beginning of year.........................................   1,278,545    1,266,240
                                                              ----------   ----------
  End of year...............................................  $2,019,649   $1,278,545
                                                              ==========   ==========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 2001
 ($000 OMITTED)
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     Hartford Money Market HLS Fund, Inc. (The Fund) is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund is a component of The Hartford HLS Mutual Funds (the "Mutual Funds").

     The Fund serves as the underlying investment vehicle for certain variable annuity and variable life insurance separate accounts and group pension contracts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, The Hartford Life Insurance Companies) as well as certain qualified retirement plans. The Hartford Life Insurance Companies are affiliates of the Fund. The Fund's investment objective is to seek maximum current income consistent with liquidity and preservation of capital.

     The Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with rule 12b-1 of the Investment Company Act of 1940, as amended.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions--Security transactions are recorded on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

     b) Security Valuation--Short-term securities held in the Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value.

     c) Repurchase Agreements--A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security(ies), including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are handled through the Fund's custodian, State Street Bank.

         The Fund, together with other investment management companies having investment advisory agreements with The Hartford Investment Management Company (HIMCO) has an interest in a $525,057 joint repurchase agreement dated 12/31/01 with State Street Bank, 1.635% due 01/02/02. This joint repurchase agreement is collateralized by $509,912 U.S. Treasury Bonds 5.25% -- 8.75% due 02/15/10 -- 02/15/29 and $15,192 U.S.
         Treasury Bills 0.00% due 05/16/02. The maturity amount for the Fund's repurchase agreement is $250,333.

     d) Joint Trading Account--Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by HIMCO. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

     e) Federal Income Taxes--For federal income tax purposes, the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

--------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 DECEMBER 31, 2001 (UNAUDITED)
 ($000 OMITTED)
--------------------------------------------------------------------------------

     f) Fund Share Valuation and Distributions to Shareholders--Orders for the Fund's shares are executed in accordance with the investment instructions of the shareholders. Interest income and expenses are accrued on a daily basis. The net asset value of the Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). Orders for the purchase of the Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value. The Fund seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are distributed monthly.

     g) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

     h) Illiquid Securities--The Fund is permitted to invest up to 10% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine the Fund's net asset value per share. The Fund may also purchase certain restricted securities, which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors. At December 31, 2001, the Fund did not hold any illiquid securities.

3.   EXPENSES:

     a) Investment Management and Advisory Agreements--HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Fund pursuant to Investment Management Agreements approved by the Fund's Board of Directors and shareholders. The rate of compensation paid to HL Advisors for services rendered was 0.25% per annum based on the average daily net assets of the Fund.

         Pursuant to investment services agreements between HL Advisors and HIMCO, HIMCO provides the day-to-day investment management services to the Fund. HIMCO is a wholly-owned subsidiary of The Hartford. HIMCO determines the purchase and sale of portfolio securities and places such orders for execution in the name of the Fund. In conjunction with their investment activity, HIMCO regularly furnishes reports to the Fund's Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Fund.

     b) Administrative Services Agreement--Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and the Fund, HL provides administrative services to the Fund and receives monthly compensation at the annual rate of 0.20% of the Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, accounting, custody, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HL or any other related company.

     c) Operating Expenses--Allocable expenses of the Fund are charged to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the Mutual Funds. Non-allocable expenses are charged to the Fund based on specific identification.

     d) Expense Offset--The Fund has entered into certain expense offset arrangements with the Custodian Bank. The amount of the Fund's expense reductions is shown on the accompanying Statement of Operations as Custodian fees expense offset.

--------------------------------------------------------------------------------

     e) Distribution Plan for Class IB shares--The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

     Although the Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive 0.07% of the fee. This waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.   DISTRIBUTIONS TO SHAREHOLDERS:

     The tax character of distribution paid by the Fund during 2001 was $60,232 from ordinary income. As of December 31, 2001, the Fund's distributable earnings on a tax basis was undistributed ordinary income of $3,020.

5.   CAPITAL SHARE TRANSACTIONS:

     The following information is for the year ended December 31, 2001:

                                                                     CLASS IA                   CLASS IB
                                                             -------------------------    ---------------------
                                                               SHARES        AMOUNT        SHARES      AMOUNT
                                                             ----------    -----------    --------    ---------
     HARTFORD MONEY MARKET HLS FUND, INC.
     Shares sold...........................................  10,370,478    $10,370,478     596,786    $ 596,786
     Shares issued on reinvestment of distributions........      57,052         57,052       3,180        3,180
     Shares redeemed.......................................  (9,802,285)    (9,802,285)   (484,107)    (484,107)
                                                             ----------    -----------    --------    ---------
     Net Increase (Decrease)...............................     625,245    $   625,245     115,859    $ 115,859
                                                             ==========    ===========    ========    =========

     The following information is for the year ended December 31, 2000:

                                                                     CLASS IA                   CLASS IB
                                                             -------------------------    ---------------------
                                                               SHARES        AMOUNT        SHARES      AMOUNT
                                                             ----------    -----------    --------    ---------
     HARTFORD MONEY MARKET HLS FUND, INC.
     Shares sold...........................................   8,049,574    $ 8,049,574      92,669    $  92,669
     Shares issued on reinvestment of distributions........      66,782         66,782         985          985
     Shares redeemed.......................................  (8,131,517)    (8,131,517)    (66,188)     (66,188)
                                                             ----------    -----------    --------    ---------
     Net Increase (Decrease)...............................     (15,161)   $   (15,161)     27,466    $  27,466
                                                             ==========    ===========    ========    =========

--------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      -- SELECTED PER-SHARE DATA(3) --
                                                              -----------------------------------------------
                                                                                                 NET REALIZED
                                                              NET ASSET                              AND
                                                               VALUE AT           NET             UNREALIZED
                                                              BEGINNING        INVESTMENT          GAIN ON
                                                              OF PERIOD          INCOME          INVESTMENTS
                                                              ---------        ----------        ------------
HARTFORD MONEY MARKET HLS FUND, INC.
   For the Year Ended December 31, 2001
   Class IA.................................................   $1.000            $0.038            $    --
   Class IB.................................................    1.000             0.036                 --
   For the Year Ended December 31, 2000
   Class IA.................................................    1.000             0.059                 --
   Class IB.................................................    1.000             0.058                 --
   For the Year Ended December 31, 1999
   Class IA.................................................    1.000             0.070                 --
   Class IB.................................................    1.000             0.068                 --
   For the Year Ended December 31, 1998
   Class IA.................................................    1.000             0.051                 --
   From inception April 1, 1998 through December 31, 1998
   Class IB.................................................    1.000             0.037                 --
   For the Year Ended December 31
   1997.....................................................    1.000             0.049                 --

---------------
(1) Annualized.
(2) Not annualized.
(3) Information presented relates to a share of capital stock outstanding for the indicated period.

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------
                                                       -- RATIOS AND SUPPLEMENTAL DATA --
-------------------------------------------------------------------------------------------
                                                        NET
                                                       ASSET                       NET
                                                       VALUE                     ASSETS
             TOTAL        DIVIDENDS                     AT                      AT END OF
              FROM        FROM NET                      END                      PERIOD
           INVESTMENT    INVESTMENT       TOTAL          OF           TOTAL       (000'S
           OPERATIONS      INCOME    DISTRIBUTIONS      PERIOD       RETURN      OMITTED)
          ----------    ----------   -------------     -------       ------    -----------
           $ 0.038      $(0.038)       $(0.038)        $1.000         3.87%    $1,867,520
             0.036       (0.036)        (0.036)         1.000         3.68        152,129
             0.059       (0.059)        (0.059)         1.000         6.10      1,242,275
             0.058       (0.058)        (0.058)         1.000         5.91         36,270
             0.070       (0.070)        (0.070)         1.000         4.89      1,257,436
             0.068       (0.068)        (0.068)         1.000         4.71          8,804
             0.051       (0.051)        (0.051)         1.000         5.25        872,486
             0.037       (0.037)        (0.037)         1.000         3.76(2)       2,179
             0.049       (0.049)        (0.049)         1.000         5.31        612,480


-------------------------------------------------------
                  RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------
             RATIO-OF         RATIO           RATIO
             EXPENSES           OF             OF
                TO           EXPENSES       INVESTMENT
             AVERAGE            TO            INCOME
            NET ASSETS       AVERAGE            TO
              AFTER            NET            AVERAGE
             WAIVERS          ASSETS            NET
                              BEFORE          ASSETS
                             WAIVERS
            ----------      ----------      ---------
               0.48%            0.48%          3.58%
               0.66             0.73           3.40
               0.48             0.48           5.91
               0.66             0.73           5.73
               0.47             0.47           4.81
               0.65             0.72           4.63
               0.45             0.45           5.12
               0.64(1)          0.64(1)        4.81(1)
               0.44             0.44           5.21

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

 TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
 HARTFORD MONEY MARKET HLS FUND, INC.:
--------------------------------------------------------------------------------

We have audited the accompanying statement of net assets of Hartford Money Market HLS Fund, Inc. (a Maryland corporation) (the Fund) as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years then ended and the financial highlights for the five years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian bank. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for the two years then ended and the financial highlights for the five years then ended, in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 6, 2002                                             ARTHUR ANDERSEN LLP

--------------------------------------------------------------------------------
 HARTFORD HLS MUTUAL FUNDS
--------------------------------------------------------------------------------

 BOARD OF DIRECTORS AND OFFICER INFORMATION
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
WINIFRED ELLEN COLEMAN      Director         Since 1995   Ms. Coleman has served as President        48        Ms. Coleman is a
(age 69)                                                  of Saint Joseph College since 1991                   Director of LeMoyne
c/o Hartford Mutual Funds                                 and President of Cashel House, Ltd.                  College, St. Francis
P.O. Box 2999                                             (retail) since 1985.                                 Hospital and
Hartford, CT 06104-2999                                                                                        Connecticut Higher
                                                                                                               Education Student
                                                                                                               Loan Administration.
-----------------------------------------------------------------------------------------------------------------------------------
DUANE E. HILL               Director         Since 2001   Mr. Hill is Partner Emeritus and a         48        None
(age 56)                                                  founding partner of TSG Capital
c/o Hartford Mutual Funds                                 Group, a private equity investment
P.O. Box 2999                                             firm that serves as sponsor and lead
Hartford, CT 06104-2999                                   investor in leveraged buyouts of
                                                          middle market companies. Mr. Hill is
                                                          also a Partner of TSG Ventures L.P.,
                                                          a private equity investment company
                                                          that invests primarily in
                                                          minority-owned small businesses. Mr.
                                                          Hill currently serves as Chairman of
                                                          the City of Stamford, CT Planning
                                                          Board and a director of the Stamford
                                                          Cultural Development Corporation.
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM ATCHISON O'NEILL    Director         Since 1992   The Honorable William A. O'Neill           48        None
(age 71)                                                  served as Governor of the State of
c/o Hartford Mutual Funds                                 Connecticut from 1980 until 1991. He
P.O. Box 2999                                             is presently retired.
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------
MILLARD HANDLEY PRYOR, JR.  Director         Since 1977   Mr. Pryor has served as Managing           48        Mr. Pryor is a
(age 68)                                                  Director of Pryor & Clark Company                    Director of Pryor &
c/o Hartford Mutual Funds                                 (real estate investment), Hartford,                  Clark Company,
P.O. Box 2999                                             Connecticut, since June, 1992.                       Corcap, Inc.
Hartford, CT 06104-2999                                                                                        (inactive
                                                                                                               corporation),
                                                                                                               Hoosier Magnetics,
                                                                                                               Inc. (manufacturer
                                                                                                               of magnetic ferrite
                                                                                                               materials), Infodata
                                                                                                               Systems, Inc.
                                                                                                               (software company)
                                                                                                               and CompuDyne
                                                                                                               Corporation
                                                                                                               (security products
                                                                                                               and services).
-----------------------------------------------------------------------------------------------------------------------------------
JOHN KELLEY SPRINGER        Director         Since 1978   Mr. Springer currently serves as           48        Mr. Springer is a
(age 70)                                                  Chairman of Medspan, Inc. (health                    Director of Hartford
c/o Hartford Mutual Funds                                 maintenance organization).                           Hospital, and CHS
P.O. Box 2999                                                                                                  Insurance Ltd.
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------

*Term of Office: Each director may serve until his or her successor is elected and qualifies.

--------------------------------------------------------------------------------
 HARTFORD HLS MUTUAL FUNDS
--------------------------------------------------------------------------------

 BOARD OF DIRECTORS AND OFFICER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
LOWNDES ANDREW SMITH**      Director and     Since 1996   Mr. Smith served as Vice Chairman of       48        Mr. Smith is a
(age 62)                    Chairman                      Hartford Financial Services Group,                   Director of
c/o Hartford Mutual Funds                                 Inc. from February 1997 to January                   Connecticut
P.O. Box 2999                                             2002, as President and Chief                         Children's Medical
Hartford, CT 06104-2999                                   Executive Officer of Hartford Life,                  Center, American
                                                          Inc. from February 1997 to January                   Counsel of Life
                                                          2002, and as President and Chief                     Insurance, and
                                                          Operating Officer of The Hartford                    Insurance
                                                          Life Insurance Companies from                        Marketplace
                                                          January 1989 to January 2002.                        Standards
                                                                                                               Association.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID M. ZNAMIEROWSKI**     President and    Since 1999   Mr. Znamierowski currently serves as       79        None
(age 41)                    Director                      President of Hartford Investment
c/o Hartford Mutual Funds                                 Management Company ("HIMCO") and
P.O. Box 2999                                             Senior Vice President, Chief
Hartford, CT 06104-2999                                   Investment Officer and Director of
                                                          Investment Strategy for Hartford
                                                          Life, Inc. Mr. Znamierowski is also
                                                          a Managing Member and Senior Vice
                                                          President of Hartford Investment
                                                          Financial Services, LLC ("HIFSCO")
                                                          and HL Investment Advisors, LLC ("HL
                                                          Advisors").
-----------------------------------------------------------------------------------------------------------------------------------
STEPHEN T. JOYCE            Vice President   Since 2000   Mr. Joyce currently serves as Senior      N/A        N/A
(age 42)                                                  Vice President and director of
c/o Hartford Mutual Funds                                 investment products management for
P.O. Box 2999                                             Hartford Life Insurance Company.
Hartford, CT 06104-2999                                   Previously he served as Vice
                                                          President (1997-1999) and Assistant
                                                          Vice President (1994-1997) of
                                                          Hartford Life Insurance Company.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID N. LEVENSON           Vice President   Since 2000   Mr. Levenson serves as Senior Vice        N/A        N/A
(age 35)                                                  President of Hartford Life Insurance
c/o Hartford Mutual Funds                                 Company and is responsible for the
P.O. Box 2999                                             Company's mutual funds line of
Hartford, CT 06104-2999                                   business and its corporate
                                                          retirement plans line of business.
                                                          Mr. Levenson joined The Hartford in
                                                          1995. Mr. Levenson is also a senior
                                                          vice president of HIFSCO.
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 HARTFORD HLS MUTUAL FUNDS
--------------------------------------------------------------------------------

 BOARD OF DIRECTORS AND OFFICER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS MICHAEL MARRA        Vice President   Since 1996   Mr. Marra is President and Chief          N/A        N/A
(age 43)                                                  Operating Officer of Hartford Life,
c/o Hartford Mutual Funds                                 Inc. He is also a member of the
P.O. Box 2999                                             Board of Directors and a member of
Hartford, CT 06104-2999                                   the Office of the Chairman for The
                                                          Hartford Financial Services Group,
                                                          Inc., the parent company of Hartford
                                                          Life. Named President of Hartford
                                                          Life in 2001 and COO in 2000, Mr.
                                                          Marra served as Executive Vice
                                                          President and Director of Hartford
                                                          Life's Investment Products Division
                                                          from 1998 to 2000. He was head of
                                                          the company's Individual Life and
                                                          Annuities Division from 1994 to 1998
                                                          after being promoted to Senior Vice
                                                          President in 1994 and to Executive
                                                          Vice President in 1996. From 1990 to
                                                          1994, Mr. Marra was Vice President
                                                          and Director of Individual
                                                          Annuities. Mr. Marra is also a
                                                          Managing Member and Executive Vice
                                                          President of HIFSCO and HL Advisors.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN C. WALTERS             Vice President   Since 2000   Mr. Walters serves as Executive Vice      N/A        N/A
(age 39)                                                  President and Director of the
c/o Hartford Mutual Funds                                 Investment Products Division of
P.O. Box 2999                                             Hartford Life Insurance Company.
Hartford, CT 06104-2999                                   Previously Mr. Walters was with
                                                          First Union Securities. Mr. Walters
                                                          is also a Managing Member and
                                                          Executive Vice President of HIFSCO
                                                          and HL Advisors.
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE RICHARD JAY          Vice             Since 1996   Mr. Jay has served as Secretary and       N/A        N/A
(age 49)                    President,                    Director, Life and Equity Accounting
c/o Hartford Mutual Funds   Controller and                and Financial Control, of Hartford
P.O. Box 2999               Treasurer                     Life Insurance Company since 1987.
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------
KEVIN J. CARR               Vice President   Since 1996   Mr. Carr has served as Assistant          N/A        N/A
(age 47)                    and Secretary                 General Counsel since 1999, Counsel
c/o Hartford Mutual Funds                                 since November 1996 and Associate
P.O. Box 2999                                             Counsel since November 1995, of The
Hartford, CT 06104-2999                                   Hartford Financial Services Group,
                                                          Inc. Mr. Carr is also Counsel and
                                                          Assistant Secretary of HL Advisors
                                                          and HIFSCO and Assistant Secretary
                                                          of HIMCO.
-----------------------------------------------------------------------------------------------------------------------------------
DEIRDRE MCGUIRE             Vice President   Since 2001   Ms. McGuire has served as a               N/A        N/A
(age 41)                                                  Portfolio Manager for Hartford Life
c/o Hartford Mutual Funds                                 Insurance Company and its affiliates
P.O. Box 2999                                             since 1992. Ms. McGuire joined the
Hartford, CT 06104-2999                                   company in 1983. Ms. McGuire is an
                                                          associate in the Society of
                                                          Actuaries and a Chartered Financial
                                                          Analyst.
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 HARTFORD HLS MUTUAL FUNDS
--------------------------------------------------------------------------------

 BOARD OF DIRECTORS AND OFFICER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER JAMES COSTA     Assistant        Since 1997   Mr. Costa has served as the Tax           N/A           N/A
(age 37)                    Secretary                     Manager of The Hartford-Sponsored
c/o Hartford Mutual Funds                                 Mutual Funds since July 1996.
P.O. Box 2999                                             Formerly he served as the Tax
Hartford, CT 06104-2999                                   Manager and Assistant Treasurer of
                                                          The Phoenix Mutual Funds from June
                                                          1994 to June 1996 and as a Tax
                                                          Consultant with Arthur Andersen LLP
                                                          from September 1990 to June 1994.
-----------------------------------------------------------------------------------------------------------------------------------

 *Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

**"Interested person", as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HIFSCO or affiliated companies.

                                [HARTFORD LOGO]

                        PRIVACY POLICY AND PRACTICES OF
                  THE HARTFORD FINANCIAL SERVICES GROUP, INC.
                       AND ITS AFFILIATES (THE HARTFORD)

              APPLICABLE TO THE HARTFORD'S UNITED STATES CUSTOMERS

WE AT THE HARTFORD value your trust and are committed to the responsible management, use, and protection of personal information. When we refer to "you" we mean those individuals who have provided us with personal information in conjunction with inquiring about, applying for, or obtaining, a financial product or service from The Hartford to be used primarily for personal, family or household purposes. All financial service companies collect a certain amount of personal information to service customers and administer business. This notice describes our policy regarding the collection, disclosure, and protection of personal information.

PERSONAL INFORMATION, as used in this notice, means information that identifies an individual personally and is not otherwise available to the public. It includes PERSONAL FINANCIAL INFORMATION such as credit history, income, financial benefits, policy or claim information. It also includes PERSONAL HEALTH INFORMATION such as individual medical records or information about an illness, disability or injury.

We collect personal information to service your transactions with us and to support our business operations. We may obtain personal information directly from you, from your transactions with us, and from third parties such as a consumer reporting agency. Depending on the type of product or service you apply for or obtain from us, personal information such as name, address, income, payment history or credit history may be gathered from sources such as applications, transactions and consumer reports.

To serve you and administer our business, we may share certain personal financial information, only as permitted by law, with affiliates, such as our insurance companies, our banks, our employee agents, our brokerage firms, and our administrators.

We may also share personal information, only as permitted by law, with unaffiliated third parties, including independent agents, brokerage firms, insurance companies, administrators and service providers who help us serve you and administer our business. In addition, as permitted by law, we may share certain personal financial information with other unaffiliated third parties who assist us by performing services or functions, such as conducting surveys, marketing our products or services, or offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your personal information with anyone for purposes unrelated to The Hartford's business operations without offering you the opportunity to "opt-out" or "opt-in" as required by law.

We only disclose personal health information with your proper written authorization or as otherwise permitted or required by law.

Our employees have access to personal information in the course of doing their jobs, which includes underwriting policies, paying claims, developing new products or advising customers of our products and services.

We use manual and electronic security procedures to maintain the confidentiality and integrity of personal information in our possession and guard against its unauthorized access. Some techniques we employ to protect information include secured files, user authentication, encryption, firewall technology and the use of detection software.

We are responsible for identifying information that must be protected, providing an adequate level of protection for that data and granting access to protected data only to individuals who must use it in the performance of their job-related duties. Employees who violate our Privacy Policy will be subject to disciplinary action, which may include termination.

At the inception of our business relationship and annually after that, we will provide a copy of our current Privacy Policy to those individuals who have obtained our products or services and maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding personal information even when a business relationship no longer exists between us.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford:

First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; The Hartford Bank, FSB; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, Inc.; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Trumbull Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property & Casualty Ins. Co. of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

[HARTFORD LOGO]                          HLMMAR-2-02   Printed in U.S.A.(C) 2002
                                                The Hartford, Hartford, CT 06115

           "The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries, including the issuing companies of Hartford Life Insurance
                        Company and Hartford Life and Annuity Insurance Company.







-----------------------                                          --------------
The Hartford                                                       PRESORTED
P.O. Box 5085                                                      STANDARD
Hartford, CT 06102-5085                                           U.S. POSTAGE
-----------------------                                              PAID
                                                                 N. READING, MA
                                                                 PERMIT NO. 216
                                                                 --------------